Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Health Care Trend Rates

	December 31,
Health Care Trend Rates	2019	2018
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

SWEPCo	Pension Plans		OPEB
	2019	2018	2019	2018
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$291.4	$314.6	$72.7	$80.3
Service Cost	8.6	9.3	0.8	0.9
Interest Cost	12.4	11.3	3.1	2.8
Actuarial (Gain) Loss	25.5	(19.2)	6.0	(5.9)
Plan Amendments	—	—	(0.8)	—
Benefit Payments	(23.7)	(24.6)	(6.6)	(7.7)
Participant Contributions	—	—	2.2	2.3
Benefit Obligation as of December 31,	$314.2	$291.4	$77.4	$72.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$281.0	$311.7	$98.5	$110.4
Actual Gain (Loss) on Plan Assets	39.5	(7.3)	23.1	(9.2)
Company Contributions	0.1	1.2	—	2.7
Participant Contributions	—	—	2.2	2.3
Benefit Payments	(23.7)	(24.6)	(6.6)	(7.7)
Fair Value of Plan Assets as of December 31,	$296.9	$281.0	$117.2	$98.5

Funded (Underfunded) Status as of December 31,	$(17.3)	$(10.4)	$39.8	$25.8

AEP Texas	Pension Plans		OPEB
	2019	2018	2019	2018
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$409.3	$441.3	$95.9	$107.1
Service Cost	8.6	9.2	0.8	0.9
Interest Cost	17.5	16.0	4.0	3.8
Actuarial (Gain) Loss	40.1	(20.9)	3.9	(8.3)
Plan Amendments	—	—	(0.9)	—
Benefit Payments	(34.3)	(36.3)	(8.8)	(10.7)
Participant Contributions	—	—	2.9	3.1
Benefit Obligation as of December 31,	$441.2	$409.3	$97.8	$95.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$410.7	$455.9	$129.9	$147.3
Actual Gain (Loss) on Plan Assets	58.3	(9.3)	24.0	(14.6)
Company Contributions	0.4	0.4	0.1	4.8
Participant Contributions	—	—	2.9	3.1
Benefit Payments	(34.3)	(36.3)	(8.8)	(10.7)
Fair Value of Plan Assets as of December 31,	$435.1	$410.7	$148.1	$129.9

Funded (Underfunded) Status as of December 31,	$(6.1)	$1.4	$50.3	$34.0

PSO	Pension Plans		OPEB
	2019	2018	2019	2018
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$253.8	$276.6	$62.3	$69.4
Service Cost	6.5	7.0	0.6	0.7
Interest Cost	10.6	9.9	2.6	2.5
Actuarial (Gain) Loss	16.8	(18.9)	3.8	(5.6)
Plan Amendments	—	—	(0.7)	—
Benefit Payments	(20.2)	(20.8)	(5.9)	(6.7)
Participant Contributions	—	—	2.0	2.0
Benefit Obligation as of December 31,	$267.5	$253.8	$64.7	$62.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$261.2	$287.8	$84.3	$95.5
Actual Gain (Loss) on Plan Assets	34.7	(5.9)	17.6	(9.2)
Company Contributions	0.5	0.1	—	2.7
Participant Contributions	—	—	2.0	2.0
Benefit Payments	(20.2)	(20.8)	(5.9)	(6.7)
Fair Value of Plan Assets as of December 31,	$276.2	$261.2	$98.0	$84.3

Funded Status as of December 31,	$8.7	$7.4	$33.3	$22.0

OPCo	Pension Plans		OPEB
	2019	2018	2019	2018
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$453.9	$501.1	$129.5	$144.3
Service Cost	7.9	7.7	0.8	0.9
Interest Cost	19.1	17.7	5.5	5.1
Actuarial (Gain) Loss	40.5	(36.6)	4.9	(9.4)
Plan Amendments	—	—	(1.2)	—
Benefit Payments	(33.6)	(36.0)	(13.5)	(15.8)
Participant Contributions	—	—	4.1	4.3
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$487.8	$453.9	$130.2	$129.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$466.1	$509.1	$175.4	$198.5
Actual Gain (Loss) on Plan Assets	66.6	(7.0)	31.1	(11.6)
Participant Contributions	—	—	4.1	4.3
Benefit Payments	(33.6)	(36.0)	(13.5)	(15.8)
Fair Value of Plan Assets as of December 31,	$499.1	$466.1	$197.1	$175.4

Funded Status as of December 31,	$11.3	$12.2	$66.9	$45.9

AEP	Pension Plans		OPEB
	2019	2018	2019	2018
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,810.3	$5,215.8	$1,194.5	$1,332.0
Service Cost	95.5	97.6	9.5	11.6
Interest Cost	204.4	187.8	50.5	47.4
Actuarial (Gain) Loss	493.6	(306.3)	58.8	(100.1)
Plan Amendments	0.2	—	(11.0)	—
Benefit Payments	(367.2)	(384.6)	(113.0)	(133.6)
Participant Contributions	—	—	35.5	36.5
Medicare Subsidy	—	—	0.6	0.7
Benefit Obligation as of December 31,	$5,236.8	$4,810.3	$1,225.4	$1,194.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,695.9	$5,174.1	$1,534.2	$1,732.5
Actual Gain (Loss) on Plan Assets	681.1	(104.9)	321.0	(118.3)
Company Contributions (a)	5.6	11.3	4.1	17.1
Participant Contributions	—	—	35.5	36.5
Benefit Payments	(367.2)	(384.6)	(113.0)	(133.6)
Fair Value of Plan Assets as of December 31,	$5,015.4	$4,695.9	$1,781.8	$1,534.2

Funded (Underfunded) Status as of December 31,	$(221.4)	$(114.4)	$556.4	$339.7

(a)
AEP did not make contributions to the qualified pension plan in 2019 or 2018. Contributions to the nonqualified pension plans were $6 million and $11 million for the years ended December 31, 2019 and 2018, respectively.

I&M	Pension Plans		OPEB
	2019	2018	2019	2018
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$567.0	$624.3	$138.3	$153.5
Service Cost	13.4	13.6	1.4	1.6
Interest Cost	23.8	22.1	5.8	5.4
Actuarial (Gain) Loss	49.8	(53.9)	8.1	(10.6)
Plan Amendments	—	—	(1.5)	—
Benefit Payments	(37.9)	(39.1)	(13.6)	(16.2)
Participant Contributions	—	—	4.4	4.5
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$616.1	$567.0	$142.9	$138.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$583.8	$636.7	$187.3	$211.1
Actual Gain (Loss) on Plan Assets	84.6	(13.8)	38.2	(12.1)
Company Contributions	—	—	—	—
Participant Contributions	—	—	4.4	4.5
Benefit Payments	(37.9)	(39.1)	(13.6)	(16.2)
Fair Value of Plan Assets as of December 31,	$630.5	$583.8	$216.3	$187.3

Funded Status as of December 31,	$14.4	$16.8	$73.4	$49.0

APCo	Pension Plans		OPEB
	2019	2018	2019	2018
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$603.1	$665.0	$205.5	$236.5
Service Cost	9.4	9.3	1.0	1.1
Interest Cost	25.2	23.5	8.7	8.2
Actuarial (Gain) Loss	52.9	(49.2)	4.7	(21.9)
Plan Amendments	—	—	(1.7)	—
Benefit Payments	(43.4)	(45.5)	(20.8)	(24.7)
Participant Contributions	—	—	5.9	6.1
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$647.2	$603.1	$203.5	$205.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$593.3	$651.7	$238.4	$273.4
Actual Gain (Loss) on Plan Assets	87.1	(12.9)	45.3	(18.7)
Company Contributions	—	—	2.2	2.3
Participant Contributions	—	—	5.9	6.1
Benefit Payments	(43.4)	(45.5)	(20.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$637.0	$593.3	$271.0	$238.4

Funded (Underfunded) Status as of December 31,	$(10.2)	$(9.8)	$67.5	$32.9

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		OPEB
	December 31,
OPCo	2019	2018	2019	2018
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$11.7	$12.6	$66.9	$45.9
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(0.4)	(0.4)	—	—
Funded Status	$11.3	$12.2	$66.9	$45.9

	Pension Plans		OPEB
	December 31,
APCo	2019	2018	2019	2018
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$92.0	$62.3
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.0)	(2.1)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(10.2)	(9.8)	(22.5)	(27.3)
Funded (Underfunded) Status	$(10.2)	$(9.8)	$67.5	$32.9

	Pension Plans		OPEB
	December 31,
I&M	2019	2018	2019	2018
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$15.8	$18.0	$73.4	$49.0
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(1.4)	(1.2)	—	—
Funded Status	$14.4	$16.8	$73.4	$49.0

	Pension Plans		OPEB
	December 31,
AEP Texas	2019	2018	2019	2018
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$5.2	$50.3	$34.0
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.4)	(0.4)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(5.7)	(3.4)	—	—
Funded (Underfunded) Status	$(6.1)	$1.4	$50.3	$34.0

	Pension Plans		OPEB
	December 31,
AEP	2019	2018	2019	2018
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$590.8	$392.2
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.1)	(5.7)	(2.6)	(2.8)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(215.3)	(108.7)	(31.8)	(49.7)
Funded (Underfunded) Status	$(221.4)	$(114.4)	$556.4	$339.7

	Pension Plans		OPEB
	December 31,
PSO	2019	2018	2019	2018
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$10.6	$9.7	$33.3	$22.0
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.2)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(1.8)	(2.1)	—	—
Funded Status	$8.7	$7.4	$33.3	$22.0

	Pension Plans		OPEB
	December 31,
SWEPCo	2019	2018	2019	2018
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$39.8	$25.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(17.2)	(10.2)	—	—
Funded (Underfunded) Status	$(17.3)	$(10.4)	$39.8	$25.8

Amounts Included in AOCI and Regulatory Assets

I&M	Pension Plans		OPEB
	December 31,
	2019	2018	2019	2018
Components	(in millions)
Net Actuarial Loss	$76.0	$80.6	$32.7	$54.7
Prior Service Credit	—	—	(39.0)	(47.4)

Recorded as
Regulatory Assets	$73.7	$78.4	$(6.2)	$6.5
Deferred Income Taxes	0.5	0.5	—	0.2
Net of Tax AOCI	1.8	1.7	(0.1)	0.6

OPCo	Pension Plans		OPEB
	December 31,
	2019	2018	2019	2018
Components	(in millions)
Net Actuarial Loss	$178.7	$180.7	$17.2	$35.5
Prior Service Credit	—	—	(28.6)	(34.7)

Recorded as
Regulatory Assets	$178.7	$180.7	$(11.4)	$0.8

PSO	Pension Plans		OPEB
	December 31,
	2019	2018	2019	2018
Components	(in millions)
Net Actuarial Loss	$73.0	$77.6	$18.2	$28.3
Prior Service Credit	—	—	(17.8)	(21.6)

Recorded as
Regulatory Assets	$73.0	$77.6	$0.4	$6.7

APCo	Pension Plans		OPEB
	December 31,
	2019	2018	2019	2018
Components	(in millions)
Net Actuarial Loss	$168.3	$172.2	$28.8	$58.9
Prior Service Credit	—	—	(41.6)	(50.4)

Recorded as
Regulatory Assets	$166.3	$169.6	$(5.5)	$2.6
Deferred Income Taxes	0.3	0.5	(1.5)	1.2
Net of Tax AOCI	1.7	2.1	(5.8)	4.7

AEP Texas	Pension Plans		OPEB
	December 31,
	2019	2018	2019	2018
Components	(in millions)
Net Actuarial Loss	$184.7	$182.0	$23.5	$38.0
Prior Service Credit	—	—	(24.2)	(29.5)

Recorded as
Regulatory Assets	$172.2	$168.2	$(0.2)	$8.7
Deferred Income Taxes	2.7	2.9	(0.1)	—
Net of Tax AOCI	9.8	10.9	(0.4)	(0.2)

AEP	Pension Plans		OPEB
	December 31,
	2019	2018	2019	2018
Components	(in millions)
Net Actuarial Loss	$1,406.2	$1,355.2	$225.8	$419.8
Prior Service Cost (Credit)	0.2	—	(285.7)	(347.2)

Recorded as
Regulatory Assets	$1,351.8	$1,267.9	$(46.8)	$52.5
Deferred Income Taxes	11.5	18.4	(2.7)	4.2
Net of Tax AOCI	43.1	68.9	(10.4)	15.9

SWEPCo	Pension Plans		OPEB
	December 31,
	2019	2018	2019	2018
Components	(in millions)
Net Actuarial Loss	$97.8	$97.4	$21.1	$33.9
Prior Service Credit	—	—	(21.6)	(26.2)

Recorded as
Regulatory Assets	$97.8	$97.4	$—	$4.9
Deferred Income Taxes	—	—	—	0.7
Net of Tax AOCI	—	—	(0.5)	2.1

Components of Change in Amounts Included in AOCI and Regulatory Assets

AEP Texas	Pension Plans		OPEB
	2019	2018	2019	2018
Components	(in millions)
Actuarial (Gain) Loss During the Year	$7.6	$14.0	$(12.7)	$14.9
Amortization of Actuarial Loss	(4.9)	(7.2)	(1.8)	(0.8)
Prior Service Credit	—	—	(0.6)	—
Amortization of Prior Service Credit	—	—	5.9	5.9
Change for the Year Ended December 31,	$2.7	$6.8	$(9.2)	$20.0

APCo	Pension Plans		OPEB
	2019	2018	2019	2018
Components	(in millions)
Actuarial (Gain) Loss During the Year	$3.1	$0.3	$(26.4)	$12.8
Amortization of Actuarial Loss	(7.0)	(10.6)	(3.7)	(1.9)
Prior Service Credit	—	—	(1.3)	—
Amortization of Prior Service Credit	—	—	10.1	10.0
Change for the Year Ended December 31,	$(3.9)	$(10.3)	$(21.3)	$20.9

SWEPCo	Pension Plans		OPEB
	2019	2018	2019	2018
Components	(in millions)
Actuarial (Gain) Loss During the Year	$3.8	$5.5	$(11.4)	$9.8
Amortization of Actuarial Loss	(3.4)	(5.5)	(1.4)	(0.6)
Prior Service Credit	—	—	(0.6)	—
Amortization of Prior Service Credit	—	—	5.2	5.2
Change for the Year Ended December 31,	$0.4	$—	$(8.2)	$14.4

AEP	Pension Plans		OPEB
	2019	2018	2019	2018
Components	(in millions)
Actuarial (Gain) Loss During the Year	$108.6	$88.8	$(171.9)	$120.4
Amortization of Actuarial Loss	(57.6)	(87.8)	(22.1)	(10.5)
Prior Service (Credit) Cost	0.2	—	(7.6)	—
Amortization of Prior Service Credit	—	—	69.1	69.1
Change for the Year Ended December 31,	$51.2	$1.0	$(132.5)	$179.0

OPCo	Pension Plans		OPEB
	2019	2018	2019	2018
Components	(in millions)
Actuarial (Gain) Loss During the Year	$3.3	$(0.9)	$(15.8)	$14.0
Amortization of Actuarial Loss	(5.3)	(8.0)	(2.5)	(1.1)
Prior Service Credit	—	—	(0.8)	—
Amortization of Prior Service Credit	—	—	6.9	6.9
Change for the Year Ended December 31,	$(2.0)	$(8.9)	$(12.2)	$19.8

PSO	Pension Plans		OPEB
	2019	2018	2019	2018
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.7)	$3.2	$(8.9)	$9.0
Amortization of Actuarial Loss	(2.9)	(4.4)	(1.2)	(0.5)
Prior Service Credit	—	—	(0.5)	—
Amortization of Prior Service Credit	—	—	4.3	4.3
Change for the Year Ended December 31,	$(4.6)	$(1.2)	$(6.3)	$12.8

I&M	Pension Plans		OPEB
	2019	2018	2019	2018
Components	(in millions)
Actuarial (Gain) Loss During the Year	$2.0	$(4.5)	$(19.3)	$13.9
Amortization of Actuarial Loss	(6.6)	(9.8)	(2.7)	(1.2)
Prior Service Credit	—	—	(1.0)	—
Amortization of Prior Service Credit	—	—	9.4	9.5
Change for the Year Ended December 31,	$(4.6)	$(14.3)	$(13.6)	$22.2

Allocated Assets of Investments

	Pension Plan		OPEB
	December 31,
Company	2019	2018	2019	2018
AEP Texas	8.7%	8.7%	8.3%	8.5%
APCo	12.7%	12.6%	15.2%	15.5%
I&M	12.6%	12.4%	12.1%	12.2%
OPCo	10.0%	9.9%	11.1%	11.4%
PSO	5.5%	5.6%	5.5%	5.5%
SWEPCo	5.9%	6.0%	6.6%	6.4%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,929.0	$417.5	$627.3	$586.3	$464.2	$248.9	$291.9
Nonqualified Pension Plans	69.7	3.6	0.2	0.6	0.1	1.6	1.3
Total as of December 31, 2019	$4,998.7	$421.1	$627.5	$586.9	$464.3	$250.5	$293.2

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,560.7	$393.2	$588.3	$536.3	$438.3	$238.0	$271.6
Nonqualified Pension Plans	64.9	3.6	0.2	0.6	0.2	2.2	1.2
Total as of December 31, 2018	$4,625.6	$396.8	$588.5	$536.9	$438.5	$240.2	$272.8

Underfunded Projected Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,236.8	$441.2	$647.2	$1.5	$0.4	$1.9	$314.2
Fair Value of Plan Assets	5,015.4	435.1	637.0	—	—	—	296.9
Underfunded Projected Benefit Obligation as of December 31, 2019	$(221.4)	$(6.1)	$(10.2)	$(1.5)	$(0.4)	$(1.9)	$(17.3)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,810.3	$3.8	$603.1	$1.2	$0.4	$2.3	$291.4
Fair Value of Plan Assets	4,695.9	—	593.3	—	—	—	281.0
Underfunded Projected Benefit Obligation as of December 31, 2018	$(114.4)	$(3.8)	$(9.8)	$(1.2)	$(0.4)	$(2.3)	$(10.4)

Underfunded Accumulated Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$69.7	$3.6	$0.2	$0.6	$0.1	$1.6	$1.3
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2019	$(69.7)	$(3.6)	$(0.2)	$(0.6)	$(0.1)	$(1.6)	$(1.3)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$64.9	$3.6	$0.2	$0.6	$0.2	$2.2	$1.2
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2018	$(64.9)	$(3.6)	$(0.2)	$(0.6)	$(0.2)	$(2.2)	$(1.2)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	OPEB
	(in millions)
AEP	$6.1	$3.4
AEP Texas	0.4	0.1
APCo	—	2.0
I&M	—	—
OPCo	—	—
PSO	0.1	—
SWEPCo	0.1	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$378.1	$37.5	$45.8	$40.1	$36.2	$20.9	$24.0
2021	382.8	37.3	46.0	40.5	36.1	21.3	24.7
2022	380.5	35.9	45.7	42.5	35.7	21.2	25.2
2023	383.8	36.6	46.1	42.2	35.8	22.6	25.4
2024	382.9	36.3	46.8	42.8	34.0	21.5	25.8
Years 2025 to 2029, in Total	1,800.7	162.2	217.4	211.6	161.1	98.3	119.6

OPEB Benefit Payments	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$126.3	$10.0	$22.5	$15.2	$14.8	$6.8	$7.5
2021	124.0	10.0	21.8	15.2	14.2	6.7	7.7
2022	125.2	10.4	21.6	15.5	14.4	6.9	8.0
2023	125.0	10.6	21.2	15.5	14.3	7.0	8.2
2024	124.6	10.7	21.1	15.4	14.1	7.1	8.4
Years 2025 to 2029, in Total	592.6	50.8	97.8	72.8	65.4	33.7	40.6

OPEB Medicare Subsidy Receipts	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$0.2	$—	$0.1	$—	$—	$—	$—
2021	0.3	—	0.2	—	—	—	—
2022	0.3	—	0.2	—	—	—	—
2023	0.3	—	0.1	—	—	—	—
2024	0.3	—	0.1	—	—	—	—
Years 2025 to 2029, in Total	1.4	—	0.6	—	—	—	—

Components of Net Periodic Benefit Cost

AEP	Pension Plans			OPEB
	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Service Cost	$95.5	$97.6	$96.5	$9.5	$11.6	$11.2
Interest Cost	204.4	187.8	203.1	50.5	47.4	59.3
Expected Return on Plan Assets	(296.0)	(290.3)	(284.8)	(93.7)	(102.2)	(101.3)
Amortization of Prior Service Cost (Credit)	—	—	1.0	(69.1)	(69.1)	(69.1)
Amortization of Net Actuarial Loss	57.6	85.2	82.8	22.1	10.5	36.7
Settlements	—	2.6	—	—	—	—
Net Periodic Benefit Cost (Credit)	61.5	82.9	98.6	(80.7)	(101.8)	(63.2)
Capitalized Portion	(38.6)	(41.1)	(39.9)	(3.8)	(4.9)	25.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$22.9	$41.8	$58.7	$(84.5)	$(106.7)	$(37.6)

AEP Texas	Pension Plans			OPEB
	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Service Cost	$8.6	$9.2	$8.6	$0.8	$0.9	$0.9
Interest Cost	17.5	16.0	17.1	4.0	3.8	4.9
Expected Return on Plan Assets	(25.8)	(25.6)	(25.0)	(7.8)	(8.6)	(8.8)
Amortization of Prior Service Cost	—	—	—	(5.9)	(5.9)	(5.8)
Amortization of Net Actuarial Loss	4.9	7.2	7.0	1.8	0.8	3.2
Net Periodic Benefit Cost (Credit)	5.2	6.8	7.7	(7.1)	(9.0)	(5.6)
Capitalized Portion	(4.5)	(4.8)	(4.0)	(0.4)	(0.5)	2.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	$0.7	$2.0	$3.7	$(7.5)	$(9.5)	$(2.7)

APCo	Pension Plans			OPEB
	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Service Cost	$9.4	$9.3	$9.4	$1.0	$1.1	$1.1
Interest Cost	25.2	23.5	25.7	8.7	8.2	10.6
Expected Return on Plan Assets	(37.4)	(36.6)	(35.8)	(14.6)	(16.0)	(16.5)
Amortization of Prior Service Cost (Credit)	—	—	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	7.0	10.6	10.4	3.7	1.9	6.3
Net Periodic Benefit Cost (Credit)	4.2	6.8	9.9	(11.3)	(14.8)	(8.6)
Capitalized Portion	(4.0)	(3.8)	(4.0)	(0.4)	(0.5)	3.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$0.2	$3.0	$5.9	$(11.7)	$(15.3)	$(5.1)

I&M	Pension Plans			OPEB
	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Service Cost	$13.4	$13.6	$14.0	$1.4	$1.6	$1.6
Interest Cost	23.8	22.1	24.3	5.8	5.4	6.9
Expected Return on Plan Assets	(36.8)	(35.7)	(34.6)	(11.4)	(12.3)	(12.2)
Amortization of Prior Service Cost (Credit)	—	—	0.2	(9.4)	(9.5)	(9.4)
Amortization of Net Actuarial Loss	6.6	9.8	9.7	2.7	1.2	4.4
Net Periodic Benefit Cost (Credit)	7.0	9.8	13.6	(10.9)	(13.6)	(8.7)
Capitalized Portion	(3.4)	(5.6)	(5.5)	(0.4)	(0.7)	3.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.6	$4.2	$8.1	$(11.3)	$(14.3)	$(5.2)

OPCo	Pension Plans			OPEB
	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Service Cost	$7.9	$7.7	$7.5	$0.8	$0.9	$0.9
Interest Cost	19.1	17.7	19.4	5.5	5.1	6.7
Expected Return on Plan Assets	(29.3)	(28.8)	(27.9)	(10.8)	(11.7)	(11.9)
Amortization of Prior Service Cost (Credit)	—	—	0.1	(6.9)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	5.3	8.0	7.8	2.5	1.1	4.3
Net Periodic Benefit Cost (Credit)	3.0	4.6	6.9	(8.9)	(11.5)	(6.9)
Capitalized Portion	(3.7)	(3.6)	(3.3)	(0.4)	(0.4)	3.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$(0.7)	$1.0	$3.6	$(9.3)	$(11.9)	$(3.6)

PSO	Pension Plans			OPEB
	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Service Cost	$6.5	$7.0	$6.4	$0.6	$0.7	$0.7
Interest Cost	10.6	9.9	10.7	2.6	2.5	3.2
Expected Return on Plan Assets	(16.3)	(16.1)	(15.6)	(5.1)	(5.6)	(5.6)
Amortization of Prior Service Cost	—	—	—	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	2.9	4.4	4.3	1.2	0.5	2.0
Net Periodic Benefit Cost (Credit)	3.7	5.2	5.8	(5.0)	(6.2)	(4.0)
Capitalized Portion	(2.4)	(2.6)	(2.1)	(0.2)	(0.3)	1.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$1.3	$2.6	$3.7	$(5.2)	$(6.5)	$(2.6)

SWEPCo	Pension Plans			OPEB
	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Service Cost	$8.6	$9.3	$8.7	$0.8	$0.9	$0.9
Interest Cost	12.4	11.3	12.3	3.1	2.8	3.6
Expected Return on Plan Assets	(17.7)	(17.3)	(17.0)	(5.9)	(6.4)	(6.3)
Amortization of Prior Service Cost (Credit)	—	—	0.1	(5.2)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	3.4	5.1	4.9	1.4	0.6	2.3
Settlements	—	0.4	—	—	—	—
Net Periodic Benefit Cost (Credit)	6.7	8.8	9.0	(5.8)	(7.3)	(4.7)
Capitalized Portion	(2.9)	(3.1)	(2.7)	(0.3)	(0.3)	1.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.8	$5.7	$6.3	$(6.1)	$(7.6)	$(3.3)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2019	2018	2017
	(in millions)
AEP	$76.4	$71.8	$74.6
AEP Texas	5.9	5.7	6.0
APCo	7.5	7.5	7.4
I&M	11.0	10.5	10.7
OPCo	6.6	6.3	6.1
PSO	4.6	4.5	5.0
SWEPCo	6.2	5.9	6.0

Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		OPEB
	December 31,
Assumption	2019	2018	2019	2018
Discount Rate	3.25%	4.30%	3.30%	4.30%
Interest Crediting Rate	4.00%	4.00%	NA	NA

NA    Not applicable.

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2019	2018
AEP	4.95%	4.85%
AEP Texas	5.00%	4.95%
APCo	4.80%	4.75%
I&M	4.95%	4.90%
OPCo	5.15%	5.00%
PSO	5.05%	4.90%
SWEPCo	4.90%	4.85%

(a)
Rates are for base pay only.  In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			OPEB
	Year Ended December 31,
Assumption	2019	2018	2017	2019	2018	2017
Discount Rate	4.30%	3.65%	4.05%	4.30%	3.60%	4.10%
Interest Crediting Rate	4.00%	4.00%	4.00%	NA	NA	NA
Expected Return on Plan Assets	6.25%	6.00%	6.00%	6.25%	6.00%	6.75%

NA    Not applicable.

	Pension Plans
	Year Ended December 31,
Assumption – Rate of Compensation Increase (a)	2019	2018	2017
AEP	4.95%	4.85%	4.80%
AEP Texas	5.00%	4.95%	4.90%
APCo	4.75%	4.75%	4.60%
I&M	4.95%	4.90%	4.85%
OPCo	5.20%	5.00%	4.95%
PSO	5.05%	4.90%	4.90%
SWEPCo	4.90%	4.85%	4.80%

(a)
Rates are for base pay only.  In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Pension Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$277.3	$—	$—	$—	$277.3	5.9%
International	384.1	—	—	—	384.1	8.2%
Options	—	18.3	—	—	18.3	0.4%
Common Collective Trusts (c)	—	—	—	370.1	370.1	7.9%
Subtotal – Equities	661.4	18.3	—	370.1	1,049.8	22.4%

Fixed Income (a):
United States Government and Agency Securities	0.2	1,512.5	—	—	1,512.7	32.2%
Corporate Debt	—	1,082.9	—	—	1,082.9	23.0%
Foreign Debt	—	221.6	—	—	221.6	4.7%
State and Local Government	—	28.2	—	—	28.2	0.6%
Other – Asset Backed	—	7.4	—	—	7.4	0.2%
Subtotal – Fixed Income	0.2	2,852.6	—	—	2,852.8	60.7%

Infrastructure (c)	—	—	—	72.2	72.2	1.5%
Real Estate (c)	—	—	—	220.4	220.4	4.7%
Alternative Investments (c)	—	—	—	444.6	444.6	9.5%
Cash and Cash Equivalents (c)	(0.4)	36.3	—	11.9	47.8	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	8.3	8.3	0.2%

Total	$661.2	$2,907.2	$—	$1,127.5	$4,695.9	100.0%

(a)	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$387.8	$—	$—	$—	$387.8	7.8%
International	609.1	—	—	—	609.1	12.1%
Common Collective Trusts (c)	—	—	—	547.3	547.3	10.9%
Subtotal – Equities	996.9	—	—	547.3	1,544.2	30.8%

Fixed Income (a):
United States Government and Agency Securities	(5.8)	1,248.6	—	—	1,242.8	24.8%
Corporate Debt	—	1,143.7	—	—	1,143.7	22.8%
Foreign Debt	—	211.6	—	—	211.6	4.2%
State and Local Government	—	55.1	—	—	55.1	1.1%
Other – Asset Backed	—	3.6	—	—	3.6	0.1%
Subtotal – Fixed Income	(5.8)	2,662.6	—	—	2,656.8	53.0%

Infrastructure (c)	—	—	—	85.8	85.8	1.7%
Real Estate (c)	—	—	—	239.4	239.4	4.8%
Alternative Investments (c)	—	—	—	448.3	448.3	8.9%
Cash and Cash Equivalents (c)	—	24.4	—	37.2	61.6	1.2%
Other – Pending Transactions and Accrued Income (b)	—	—	—	(20.7)	(20.7)	(0.4)%

Total	$991.1	$2,687.0	$—	$1,337.3	$5,015.4	100.0%

(a)	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$312.2	$—	$—	$—	$312.2	17.5%
International	251.5	—	—	—	251.5	14.1%
Common Collective Trusts (b)	—	—	—	260.8	260.8	14.7%
Subtotal – Equities	563.7	—	—	260.8	824.5	46.3%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	177.6	177.6	10.0%
United States Government and Agency Securities	(0.1)	214.4	—	—	214.3	12.0%
Corporate Debt	—	206.7	—	—	206.7	11.6%
Foreign Debt	—	35.5	—	—	35.5	2.0%
State and Local Government	58.8	14.8	—	—	73.6	4.1%
Other – Asset Backed	—	0.2	—	—	0.2	—%
Subtotal – Fixed Income	58.7	471.6	—	177.6	707.9	39.7%

Trust Owned Life Insurance:
International Equities	—	60.2	—	—	60.2	3.4%
United States Bonds	—	151.6	—	—	151.6	8.5%
Subtotal – Trust Owned Life Insurance	—	211.8	—	—	211.8	11.9%

Cash and Cash Equivalents (b)	26.7	—	—	6.7	33.4	1.9%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.2	4.2	0.2%

Total	$649.1	$683.4	$—	$449.3	$1,781.8	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$233.3	$—	$—	$—	$233.3	15.2%
International	185.9	—	—	—	185.9	12.1%
Options	—	4.3	—	—	4.3	0.3%
Common Collective Trusts (b)	—	—	—	226.2	226.2	14.7%
Subtotal – Equities	419.2	4.3	—	226.2	649.7	42.3%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	163.6	163.6	10.7%
United States Government and Agency Securities	0.2	181.5	—	—	181.7	11.8%
Corporate Debt	—	188.6	—	—	188.6	12.3%
Foreign Debt	—	35.0	—	—	35.0	2.3%
State and Local Government	41.8	11.8	—	—	53.6	3.5%
Other – Asset Backed	—	0.2	—	—	0.2	—%
Subtotal – Fixed Income	42.0	417.1	—	163.6	622.7	40.6%

Trust Owned Life Insurance:
International Equities	—	49.4	—	—	49.4	3.2%
United States Bonds	—	154.4	—	—	154.4	10.1%
Subtotal – Trust Owned Life Insurance	—	203.8	—	—	203.8	13.3%

Cash and Cash Equivalents (b)	54.4	—	—	4.8	59.2	3.9%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(1.2)	(1.2)	(0.1)%

Total	$515.6	$625.2	$—	$393.4	$1,534.2	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.